Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Interest Rate Swaps	$—	$12	$—	$12
Forward contracts	—	3	—	3

	$—	$15	$—	$15